Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

The Company uses fair value measurements in fair value disclosures and to record certain assets and liabilities at fair value on a recurring basis, such as MSRs (beginning January 1, 2013), derivatives and loans held for sale, or on a nonrecurring basis, such as when measuring MSRs upon initial recognition and measuring impairments on MSRs (for periods prior to January 1, 2013), intangible assets and long-lived assets. The Company has elected fair value accounting for loans held for sale to more closely align the Company’s accounting with its interest rate risk strategies without having to apply the operational complexities of hedge accounting.

The Company groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level Input:	Input Definition:
Level 1	Unadjusted, quoted prices in active markets for identical assets or liabilities.
Level 2
Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Company. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3
Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity), unobservable inputs may be used. Unobservable inputs reflect the Company's own assumptions about the factors that market participants would use in pricing the asset or liability, and are based on the best information available in the circumstances.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

While the Company believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial statement items could result in a different estimate of fair value at the reporting date. Those estimated values may differ significantly from the values that would have been used had a readily available market for such items existed, or had such items been liquidated, and those differences could be material to the consolidated financial statements.

Management incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. The Company uses discounted cash flow techniques to estimate fair value. These techniques incorporate forecasting of expected cash flows discounted at appropriate market discount rates that are intended to reflect the lack of liquidity in the market.

The following describes the methods used in estimating the fair values of certain financial statement items:

Mortgage Loans Held for Sale: The Company's mortgage loans held for sale at fair value are saleable into the secondary mortgage markets and their fair values are estimated using quoted market or contracted prices or market price equivalents.

Derivative Financial Instruments: The Company estimates the fair value of interest rate lock commitments based on the value of the underlying mortgage loan, quoted MBS prices and estimates of the fair value of the MSRs and the probability that the mortgage loan will fund within the terms of the interest rate lock commitment. The Company estimates the fair value of forward sales commitments based on quoted MBS prices.

Mortgage Servicing Rights: The Company uses a discounted cash flow approach to estimate the fair value of MSRs. This approach consists of projecting servicing cash flows discounted at a rate that management believes market participants would use in their determinations of value. The key assumptions used in the estimation of the fair value of MSRs include prepayment speeds, discount rates, default rates, cost to service, contractual servicing fees and escrow earnings.

The following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$18,541	$—	$—	$18,541
Mortgage loans held for sale	—	683,080	—	683,080
Derivative assets (IRLCs)	—	4,553	—	4,553
Derivative assets (MBS forward trades)	—	15,120	—	15,120
MSRs	—	—	170,294	170,294
Total assets	$18,541	$702,753	$170,294	$891,588

Liabilities:
Derivative liabilities (IRLCs)	—	3,293	—	3,293
Derivative liabilities (MBS forward trades)	—	227	—	227
Contingent earn-out liabilities	—	—	3,791	3,791
Total liabilities	$—	$3,520	$3,791	$7,311

The following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$10,957	$—	$—	$10,957
Mortgage loans held for sale	—	218,624	—	218,624
Derivative assets (IRLCs)	—	11,989	—	11,989
Total assets	$10,957	$230,613	$—	$241,570

Liabilities:
Derivative liabilities (MBS forward trades)	—	1,787	—	1,787
Contingent earn-out liabilities	—	—	2,095	2,095
Total liabilities	$—	$1,787	$2,095	$3,882

Mortgage loans held for sale are carried at estimated fair value pursuant to the fair value option. (Losses) gains from changes in estimated fair values and are included in “Gains on mortgage loans held for sale” on the Company’s consolidated statements of income and amounted to $(7,635), $3,528 and $1,565, respectively, for the years ended December 31, 2013, 2012 and 2011.

The following are the fair values and related UPB due upon maturity for loans held for sale accounted under the fair value option as of December 31, 2013 and 2012:

	December 31,
	2013		2012
	Fair Value	UPB	Fair Value	UPB
Current through 89 days delinquent	$676,906	$653,938	$218,556	$212,693
90 or more days delinquent	6,174	7,630	68	68
Total	$683,080	$661,568	$218,624	$212,761

A reconciliation of the beginning and ending balances of the Company’s assets (MSRs) measured at fair value on a recurring basis using Level 3 inputs during the year ended December 31, 2013 is as follows:

Year ended December 31, 2013
Balance at beginning of period	$42,202
Changes in fair value recognized in earnings[1]	14,422
Purchases	1,887
Sales	—
Issuances	111,783
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at end of period	$170,294

Changes in fair value recognized in net income during the period related to assets still held	$14,422

[1] Recognized in the consolidated statements of income within “Changes in mortgage servicing rights valuation”

The Company did not measure its MSRs or any other assets at fair value on a recurring basis using Level 3 inputs during the years ended December 31, 2012 and 2011.

A reconciliation of the beginning and ending balances of the Company’s liabilities (contingent earn-out liabilities) measured at fair value on a recurring basis using Level 3 inputs for the years ended December 31, 2013 and 2012 is as follows:

	Years ended December 31,
	2013	2012

Balance at beginning of period	$2,095	$—
Changes in fair value recognized in earnings[1]	(7)	—
Purchases[2]	1,706	2,095
Sales	—	—
Issuances	—	—
Settlements	(3)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance at end of period	$3,791	$2,095

[1] Recognized in the consolidated statements of income within “General and administrative expense”

[2] Contingent consideration liabilities resulted from the Company’s acquisition of Crossline during December 2013 and its purchase of assets from NattyMac during August 2012. See Note 4 “Business Combinations” for additional information related to these business combinations and contingent consideration arrangements.

There were no liabilities measured at fair value on a recurring basis using Level 3 inputs during the year ended December 31, 2011.

Transfers between levels, if any, are recorded as of the beginning of the reporting period. For the years ended December 31, 2013, 2012 and 2011 there were no transfers between levels.

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances. As disclosed in Note 4, "Business Combinations", we completed our acquisitions of Crossline, Nationstar and NattyMac on December 19, 2013, November 29, 2013 and August 30, 2012, respectively. The values of the net assets acquired in these acquisitions and resulting goodwill and other intangible assets were recorded at fair value using Level 3 inputs. Refer to Note 4, "Business Combinations", for further information regarding the methodologies and key assumptions used in the acquisition date fair value estimates.

Fair Value of Other Financial Instruments

As of December 31, 2013 and December 31, 2012, all financial instruments were either recorded at fair value or the carrying value approximated fair value. For financial instruments such as cash, restricted cash, servicing advances, secured borrowings, mortgage repurchase borrowings, warehouse and operating lines of credit, accounts payable and accrued expenses, their carrying values approximated fair value due to the short-term nature of such instruments.